Pay vs Performance Disclosure - USD ($)	10 Months Ended	12 Months Ended
	Nov. 07, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($)
					Total Return ($)	Peer Return ($)
2025	2,941,276	760,210	3,358,187	3,796,469	21.85	258.44	1,232,805
2024	1,150,276	(3,880,711)	1,017,885	574,812	20.23	203.26	(92,262,091)
2023	1,163,566	4,806,301	1,633,615	1,718,804	23.23	147.39	(111,440,577)
2022	19,850,643	11,929,759	1,096,056	566,043	20.09	88.54	(150,920,305)
2021	981,848	32,179,193	1,177,418	(1,516,719)	40.23	137.86	(88,640,479)

PEO Total Compensation Amount		$ 2,941,276	$ 1,150,276	$ 1,163,566	$ 19,850,643	$ 981,848
PEO Actually Paid Compensation Amount		$ 760,210	(3,880,711)	4,806,301	11,929,759	32,179,193
Adjustment To PEO Compensation, Footnote
The following table is a reconciliation of amounts presented in the Summary Compensation Table and compensation actually paid in the preceding table. SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid. Compensation actually paid does not necessarily represent cash or equity value transferred to the PEO or applicable NEO without restriction but rather is a value calculated under applicable SEC rules. In general, compensation actually paid is calculated as Summary Compensation Table total compensation adjusted to reflect the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. All amounts presented are in whole dollars.

Year	Executives	Summary Compensation Table Total ($)	(-) Stock Awards ($)	(+ / -) Year-End Equity Value ($)	(+ / -) Change of Value of Prior Equity Awards ($)	(+ / -) Change in Value of Vested Equity Awards ($)	Compensation Actually Paid ($)
2025	CEO	2,941,276	1,760,000	—	(3,941,066)	—	760,210
	Other NEOs	3,358,187	(1,925,286)	2,362,181	12,779	(11,392)	3,796,469
2024	CEO	1,150,276	—	—	(5,030,987)	—	(3,880,711)
	Other NEOs(1)	1,017,885	(341,049)	295,543	(378,333)	(19,234)	574,812
2023	CEO	1,163,566	—	—	3,642,735	—	4,806,301
	Other NEOs	1,633,615	(379,575)	340,315	48,537	75,912	1,718,804
2022	CEO	19,850,643	(18,823,638)	10,903,054	—	(300)	11,929,759
	Other NEOs	1,096,056	(196,618)	124,357	(221,411)	(236,341)	566,043
2021	CEO	981,848	—	—	(1,951)	31,199,296	32,179,193
	Other NEOs	1,177,418	(461,751)	244,244	(1,508,089)	(968,541)	(1,516,719)
(1) Includes ($650,492) of compensation actually paid to Mr. Matheos during his tenure as Chief Financial Officer from January 1 to November 7, 2024, including ($1.8 million) of RSUs which were forfeited upon his termination.

Non-PEO NEO Average Total Compensation Amount		$ 3,358,187	1,017,885	1,633,615	1,096,056	1,177,418
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,796,469	574,812	1,718,804	566,043	(1,516,719)
Adjustment to Non-PEO NEO Compensation Footnote
The following table is a reconciliation of amounts presented in the Summary Compensation Table and compensation actually paid in the preceding table. SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid. Compensation actually paid does not necessarily represent cash or equity value transferred to the PEO or applicable NEO without restriction but rather is a value calculated under applicable SEC rules. In general, compensation actually paid is calculated as Summary Compensation Table total compensation adjusted to reflect the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. All amounts presented are in whole dollars.

Year	Executives	Summary Compensation Table Total ($)	(-) Stock Awards ($)	(+ / -) Year-End Equity Value ($)	(+ / -) Change of Value of Prior Equity Awards ($)	(+ / -) Change in Value of Vested Equity Awards ($)	Compensation Actually Paid ($)
2025	CEO	2,941,276	1,760,000	—	(3,941,066)	—	760,210
	Other NEOs	3,358,187	(1,925,286)	2,362,181	12,779	(11,392)	3,796,469
2024	CEO	1,150,276	—	—	(5,030,987)	—	(3,880,711)
	Other NEOs(1)	1,017,885	(341,049)	295,543	(378,333)	(19,234)	574,812
2023	CEO	1,163,566	—	—	3,642,735	—	4,806,301
	Other NEOs	1,633,615	(379,575)	340,315	48,537	75,912	1,718,804
2022	CEO	19,850,643	(18,823,638)	10,903,054	—	(300)	11,929,759
	Other NEOs	1,096,056	(196,618)	124,357	(221,411)	(236,341)	566,043
2021	CEO	981,848	—	—	(1,951)	31,199,296	32,179,193
	Other NEOs	1,177,418	(461,751)	244,244	(1,508,089)	(968,541)	(1,516,719)
(1) Includes ($650,492) of compensation actually paid to Mr. Matheos during his tenure as Chief Financial Officer from January 1 to November 7, 2024, including ($1.8 million) of RSUs which were forfeited upon his termination.

Compensation Actually Paid vs. Total Shareholder Return
The Company did not use any financial performance metrics to link compensation actually paid for the NEOs in 2025, except the portion of Mr. Zamudio-Ramirez’s bonus tied to gross profit of the Customer Success organization. Therefore, the Company has not included a Company-Selected Measure in the Pay versus Performance disclosure.

Compensation Actually Paid vs. Net Income
The Company did not use any financial performance metrics to link compensation actually paid for the NEOs in 2025, except the portion of Mr. Zamudio-Ramirez’s bonus tied to gross profit of the Customer Success organization. Therefore, the Company has not included a Company-Selected Measure in the Pay versus Performance disclosure.

Total Shareholder Return Vs Peer Group
The Company did not use any financial performance metrics to link compensation actually paid for the NEOs in 2025, except the portion of Mr. Zamudio-Ramirez’s bonus tied to gross profit of the Customer Success organization. Therefore, the Company has not included a Company-Selected Measure in the Pay versus Performance disclosure.

*Our peer group consists exclusively of the Nasdaq Computer Index.

Tabular List, Table

Alignment with corporate strategy
Total software annual contract value growth

Total Shareholder Return Amount		$ 21.85	20.23	23.23	20.09	40.23
Peer Group Total Shareholder Return Amount		258.44	203.26	147.39	88.54	137.86
Net Income (Loss)		$ 1,232,805	(92,262,091)	(111,440,577)	(150,920,305)	(88,640,479)
Measure:: 1
Pay vs Performance Disclosure
Name		Alignment with corporate strategy
Measure:: 2
Pay vs Performance Disclosure
Name		Total software annual contract value growth
Mr. Matheos [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount	$ 650,492
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,760,000	0	0	(18,823,638)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	10,903,054	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,941,066)	(5,030,987)	3,642,735	0	(1,951)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(300)	31,199,296
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,925,286)	(341,049)	(379,575)	(196,618)	(461,751)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,362,181	295,543	340,315	124,357	244,244
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,779	(378,333)	48,537	(221,411)	(1,508,089)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (11,392)	$ (19,234)	$ 75,912	$ (236,341)	$ (968,541)
Non-PEO NEO | Mr. Matheos [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,800,000